Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

27. Commitments and contingencies

Lease Commitments

We entered into operating leases for a corporate office in Hong Kong for a term of three years. Our commitments for minimum lease payment under these operating lease obligations as of March 31, 2025 are listed in section “Note 6 — Right-of-use assets and operating lease liabilities”

Litigation

In the opinion of management of the Company, there were no pending or threatened claims and litigation as of March 31, 2025 and through the issuance date of these consolidated financial statements. We review the need for any such liabilities on a regular basis.